NOTE 6 - INCOME TAXES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Deffered tax asset			$ 16,060,000
Valuation allowance			(16,060,000)
Valuation allowance increase	1,283,000	200,000
Unaudited
Federal and State net operating loss carry forwards	44,469,000
Deffered tax asset	17,343,000
Valuation allowance	$ (17,343,000)